Share capital - Shares issued (Details) - GBP (£) £ / shares in Units, £ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share capital	£ 63,943	£ 63,684
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	121,403,014	120,886,527
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Share capital	£ 60,702	£ 60,443
Deferred shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	324,121	324,121
Par value per share (GBP per share)	£ 0.01	£ 0.01
Share capital	£ 3,241	£ 3,241